Premises And Equipment (Year-End Premises And Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Premises And Equipment [Abstract]
Land and land improvements	$ 1,293	$ 1,293
Buildings	4,239	3,938
Furniture, fixtures and equipment	2,592	2,316
Premises and equipment, gross	8,124	7,547
Less: accumulated depreciation	(4,260)	(4,014)
Premises and equipment, net	$ 3,864	$ 3,533